Lines of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Lines of Credit
9.	Lines of Credit

On March 31, 2015, the Company secured a $5.0 million revolving line of credit (the “revolver”) from General Electric Capital Corporation. The revolver bears interest at a rate of 4% plus LIBOR per annum (4.70% at June 30, 2015) and requires quarterly payments. Principal amounts borrowed under the revolver may be repaid and re-borrowed periodically, maturing in March 2020. The revolver is collateralized by the accounts receivable and physical equipment of all of the Company’s 100% owned subsidiaries as well as the Company’s ownership interest in all less than wholly owned subsidiaries. The Company had $1.5 million outstanding on this revolver as of June 30, 2015.

11. Lines of Credit

Revolving Credit Facility for Northstar Houston Surgery Center, LLC. (“NHSC-H”)

On November 13, 2014, NHSC-H entered into a credit agreement with Compass Bank for a $1.0 million revolving credit facility. The one-year facility requires monthly interest payments and carries an interest rate equal to the higher of (a) the Federal Funds Rate plus 0.5%, (b) LIBOR plus 1.0%, or (c) the Prime rate. Principal is due in full upon maturity at December 31, 2014, the $1.0 million facility was fully utilized. As of December 31, 2014, the Company was in full compliance with all debt covenants.

Revolving Credit Facility for Athas

Athas maintains a $5.0 million revolving line of credit with a financial institution. The line of credit renews annually and bears variable interest at the Prime rate plus 0.75% per annum, or a floor of 4.0%. The line of credit is collateralized by the assets of the Company and is renewable annually, subject to the approval of the financial institution. As of December 31, 2014, the balance due on the revolving line of credit was $4.4 million. As of December 31, 2014, the Company was in technical default under a continuity of operations clause which was triggered when Athas was acquired by Nobilis. Despite technical default, the debt has not been called by the bank. This line of credit is classified as current on the December 31, 2014 consolidated balance sheets.